Short-Term Investments and Deposits (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of short-term investments and deposits [Abstract]
Schedule of Short-Term Investments and Deposits
	As at December 31,
	2018	2017
	$ Thousands
Restricted cash and short-term deposits (1)	49,881	7,085
Others	57	59
	49,938	7,144

(1)	Balance as at December 31, 2018 includes approximately $22 million held in escrow in relation to the Tamar dispute (Refer to Note 19.A.a).